Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions
Schedule of provisions for contingencies

					Loss
					adjustments
	Provisions			Provisions	and
	for site			for	actuarial		Provisions
	restoration,			taxes	provisions	Provisions	for	Provisions	Provisions
	abandonment		Provisions	other than	for Eni’s	for	OIL	for	for
	and social	Environmental	for	income	insurance	losses on	insurance	redundancy	disposal and
(€ million)	projects	provisions	litigations	taxes	companies	investments	cover	incentives	restructuring	Other	Total
Carrying amount at December 31, 2018	6,777	2,595	824	180	327	204	130	108	66	415	11,626
New or increased provisions		354	165	38	173	65		2	2	411	1,210
Initial recognition and changes in estimates	2,074										2,074
Accretion discount	247	7	(2)							3	255
Reversal of utilized provisions	(313)	(299)	(43)	(24)	(175)			(11)	(12)	(51)	(928)
Reversal of unutilized provisions	(7)	(25)	(105)				(19)	(29)	(10)	(7)	(202)
Currency translation differences	112		13	8		2				4	139
Other changes	46	(30)	(2)	(3)	8	(83)	2			(6)	(68)
Carrying amount at December 31, 2019	8,936	2,602	850	199	333	188	113	70	46	769	14,106

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